INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 2,903,728	$ 1,190,713
Allowance for doubtful accounts of accounts receivable	193,032	27,745
Allowance for doubtful accounts of prepayments	3,971	70,207
Allowance for doubtful accounts of other current assets	1,668	1,717
Less: allowance on deferred tax assets	$ (3,102,399)	$ (1,290,382)